UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (58.3%)(a)
				Shares	Value

Basic materials (2.1%)

Air Products & Chemicals, Inc.				1,365	$228,023

Anglo American PLC (United Kingdom)				6,122	137,485

ArcelorMittal SA (France)				5,280	164,293

Arkema SA (France)				687	85,108

BASF SE (Germany)				1,756	156,070

BHP Billiton, Ltd. (Australia)				1,962	49,113

BlueScope Steel, Ltd. (Australia)				9,844	120,825

Boliden AB (Sweden)				923	25,746

Cabot Corp.				844	52,936

Celanese Corp.				1,329	151,506

CIMIC Group, Ltd. (Australia)				917	34,044

Covestro AG (Germany)				1,827	148,190

Domtar Corp.				1,243	64,847

Evonik Industries AG (Germany)				2,109	75,541

HOCHTIEF AG (Germany)				148	24,538

Huntsman Corp.				6,785	184,756

Mitsubishi Chemical Holdings Corp. (Japan)				8,800	84,228

Mitsubishi Gas Chemical Co., Inc. (Japan)				1,600	34,064

Newmont Mining Corp.				5,818	175,704

Packaging Corp. of America				1,766	193,713

Rio Tinto PLC (United Kingdom)				3,833	193,842

Royal Gold, Inc.				593	45,697

Sealed Air Corp.				1,081	43,402

South32, Ltd. (Australia)				4,598	13,029

Taisei Corp. (Japan)				2,000	91,181

Univar, Inc.(NON)				1,229	37,681

UPM-Kymmene OYJ (Finland)				1,779	69,814

W.R. Grace & Co.				1,552	110,906

Weyerhaeuser Co.(R)				5,681	183,326

					2,979,608
Capital goods (4.5%)

ACS Actividades de Construccion y Servicios SA (Spain)				2,674	113,879

AECOM(NON)				1,558	50,884

Allison Transmission Holdings, Inc.				4,185	217,662

Avery Dennison Corp.				1,441	156,132

Berry Plastics Group, Inc.(NON)				2,719	131,572

Boeing Co. (The)				4,065	1,511,774

BWX Technologies, Inc.				1,407	87,994

Cummins, Inc.				2,496	364,591

Faurecia SA (France)				2,048	123,267

Gardner Denver Holdings, Inc.(NON)				1,700	48,178

HD Supply Holdings, Inc.(NON)				1,735	74,241

Hitachi, Ltd. (Japan)				5,000	169,864

Honeywell International, Inc.				3,386	563,430

Ingersoll-Rand PLC				3,433	351,196

L3 Technologies, Inc.				166	35,295

Lockheed Martin Corp.				1,238	428,298

Northrop Grumman Corp.				1,799	570,949

Pentair PLC				2,405	104,257

Raytheon Co.				1,735	358,555

Republic Services, Inc.				1,686	122,505

Sandvik AB (Sweden)				9,063	160,867

SKF AB Class B (Sweden)				3,588	70,792

Teledyne Technologies, Inc.(NON)				190	46,869

Tervita Corp. (Canada)(NON)				16	110

Vinci SA (France)				1,390	132,369

WABCO Holdings, Inc.(NON)				599	70,646

Waste Management, Inc.				2,915	263,399

					6,329,575
Communication services (1.4%)

ARRIS International PLC(NON)				1,795	46,652

BT Group PLC (United Kingdom)				4,980	14,624

KDDI Corp. (Japan)				6,800	187,865

Nippon Telegraph & Telephone Corp. (Japan)				3,600	162,605

NTT DoCoMo, Inc. (Japan)				3,400	91,419

Swisscom AG (Switzerland)				77	34,946

Verizon Communications, Inc.				28,066	1,498,444

					2,036,555
Communications equipment (1.1%)

Avaya Holdings Corp.(NON)				571	12,642

Cisco Systems, Inc.				32,523	1,582,244

					1,594,886
Computers (2.5%)

Amadeus IT Holding SA Class A (Spain)				1,846	171,507

Apple, Inc.				7,165	1,617,427

Check Point Software Technologies, Ltd. (Israel)(NON)				414	48,715

Fortinet, Inc.(NON)				4,329	399,437

Fujitsu, Ltd. (Japan)				100	7,126

HP, Inc.				14,554	375,057

MSCI, Inc.				773	137,138

NetApp, Inc.				5,278	453,327

Nuance Communications, Inc.(NON)				5,870	101,668

Synopsys, Inc.(NON)				1,720	169,609

					3,481,011
Conglomerates (0.3%)

AMETEK, Inc.				2,055	162,592

Marubeni Corp. (Japan)				15,500	141,876

Mitsui & Co., Ltd. (Japan)				8,100	144,042

					448,510
Consumer cyclicals (8.5%)

ABC-Mart, Inc. (Japan)				800	44,499

Amazon.com, Inc.(NON)				612	1,225,836

Aristocrat Leisure, Ltd. (Australia)				1,127	23,169

Automatic Data Processing, Inc.				2,699	406,631

Berkeley Group Holdings PLC (The) (United Kingdom)				590	28,292

Booz Allen Hamilton Holding Corp.				2,424	120,303

Caesars Entertainment Corp.(NON)				630	6,458

Carnival Corp.				5,218	332,752

Crown, Ltd. (Australia)				4,780	47,302

Dai Nippon Printing Co., Ltd. (Japan)				800	18,602

Dollar General Corp.				1,497	163,622

Dollar Tree, Inc.(NON)				1,229	100,225

Extended Stay America, Inc. (Units)				4,096	82,862

Fiat Chrysler Automobiles NV (Italy)(NON)				5,424	95,370

FleetCor Technologies, Inc.(NON)				1,036	236,042

Ford Motor Co.				42,497	393,097

Galaxy Entertainment Group, Ltd. (Hong Kong)				19,000	120,504

Hermes International (France)				249	164,961

Hilton Worldwide Holdings, Inc.				3,378	272,875

Home Depot, Inc. (The)				6,755	1,399,298

Hyatt Hotels Corp. Class A				1,065	84,763

KAR Auction Services, Inc.				2,080	124,155

Kering SA (France)				88	47,173

Las Vegas Sands Corp.				3,990	236,727

Liberty SiriusXM Group Class A(NON)				1,324	57,515

lululemon athletica, Inc. (Canada)(NON)				2,717	441,485

Madison Square Garden Co. (The) Class A(NON)				271	85,452

Mastercard, Inc. Class A				1,116	248,433

Michael Kors Holdings, Ltd.(NON)				4,291	294,191

Moncler SpA (Italy)				1,933	83,264

News Corp. Class A				4,277	56,414

Next PLC (United Kingdom)				226	16,184

Owens Corning				2,684	145,661

Pearson PLC (United Kingdom)				6,425	74,532

Peugeot SA (France)				5,460	147,263

ProSiebenSat.1 Media SE (Germany)				3,264	84,775

PVH Corp.				2,254	325,478

Ralph Lauren Corp.				572	78,679

Randstad Holding NV (Netherlands)				719	38,384

Ross Stores, Inc.				4,809	476,572

Royal Caribbean Cruises, Ltd.				2,944	382,543

RTL Group SA (Belgium)				345	24,615

ServiceMaster Global Holdings, Inc.(NON)				1,262	78,282

Signet Jewelers, Ltd.(S)				1,954	128,827

Sony Corp. (Japan)				2,500	153,274

Suzuki Motor Corp. (Japan)				300	17,184

Tapestry, Inc.				732	36,798

Taylor Wimpey PLC (United Kingdom)				58,218	130,364

Tiffany & Co.				2,713	349,896

Toll Brothers, Inc.				4,008	132,384

Total System Services, Inc.				1,943	191,852

Toyota Motor Corp. (Japan)				4,300	268,513

TUI AG (Germany)				5,150	98,875

Twenty-First Century Fox, Inc.				3,593	164,631

VF Corp.				2,911	272,033

Visteon Corp.(NON)				886	82,309

Volvo AB (Sweden)				8,976	158,666

Walt Disney Co. (The)				5,661	661,997

Wolters Kluwer NV (Netherlands)				406	25,304

Wyndham Destinations, Inc.				4,909	212,854

					12,001,001
Consumer staples (4.4%)

Ashtead Group PLC (United Kingdom)				2,128	67,594

Associated British Foods PLC (United Kingdom)				2,627	78,410

Coca-Cola Amatil, Ltd. (Australia)				8,213	57,943

Coca-Cola Co. (The)				16,626	767,955

Coca-Cola European Partners PLC (United Kingdom)				152	6,911

ConAgra Foods, Inc.				5,380	182,759

Estee Lauder Cos., Inc. (The) Class A				2,520	366,206

Hershey Co. (The)				2,287	233,274

Imperial Brands PLC (United Kingdom)				4,773	166,166

Ingredion, Inc.				908	95,304

ITOCHU Corp. (Japan)				7,800	142,792

J Sainsbury PLC (United Kingdom)				29,431	123,444

Kao Corp. (Japan)				900	72,669

Keurig Dr Pepper, Inc.				1,235	28,615

Kirin Holdings Co., Ltd. (Japan)				1,200	30,745

Koninklijke Ahold Delhaize NV (Netherlands)				6,719	154,072

L'Oreal SA (France)				427	102,971

LKQ Corp.(NON)				3,322	105,208

ManpowerGroup, Inc.				1,246	107,106

Marine Harvest ASA (Norway)				2,765	64,057

Molson Coors Brewing Co. Class B				3,087	189,851

Mondelez International, Inc. Class A				12,076	518,785

Nestle SA (Switzerland)				1,335	111,300

PepsiCo, Inc.				8,384	937,331

Pinnacle Foods, Inc.				1,784	115,621

Pola Orbis Holdings, Inc. (Japan)				1,500	54,788

Procter & Gamble Co. (The)				2,456	204,413

Swedish Match AB (Sweden)				1,702	87,136

Sysco Corp.				6,138	449,609

Walgreens Boots Alliance, Inc.				6,936	505,634

WH Group, Ltd. (Hong Kong)				47,500	33,433

WM Morrison Supermarkets PLC (United Kingdom)				5,284	17,865

Woolworths Group, Ltd. (Australia)				5,727	116,245

					6,296,212
Electronics (2.0%)

Agilent Technologies, Inc.				5,044	355,804

Brother Industries, Ltd. (Japan)				1,000	19,750

Hoya Corp. (Japan)				2,700	160,403

Jabil, Inc.				1,850	50,098

Keysight Technologies, Inc.(NON)				1,886	125,004

nVent Electric PLC (United Kingdom)				2,216	60,187

NVIDIA Corp.				5,262	1,478,727

Rockwell Automation, Inc.				1,483	278,092

Texas Instruments, Inc.				2,573	276,057

					2,804,122
Energy (3.1%)

ConocoPhillips				9,745	754,263

Equinor ASA (Norway)				6,140	173,138

Halcon Resources Corp.(NON)				899	4,019

Halliburton Co.				12,097	490,291

MWO Holdings, LLC (Units)(F)				15	1,215

Nine Point Energy(F)				107	1,545

Occidental Petroleum Corp.				7,758	637,475

OMV AG (Austria)				1,223	68,712

ONEOK, Inc.				2,768	187,643

PBF Energy, Inc. Class A				3,452	172,289

Repsol SA (Spain)				8,348	166,371

Royal Dutch Shell PLC Class B (United Kingdom)				3,858	135,217

SandRidge Energy, Inc.(NON)				431	4,685

TOTAL SA (France)				4,460	289,155

Valero Energy Corp.				7,744	880,880

Williams Cos., Inc. (The)				13,730	373,319

					4,340,217
Financials (10.4%)

3i Group PLC (United Kingdom)				6,874	84,328

ABN AMRO Group NV GDR (Netherlands)				4,988	135,806

Aegon NV (Netherlands)				2,379	15,435

AGNC Investment Corp.(R)				1,783	33,217

Allianz SE (Germany)				1,033	230,278

Ally Financial, Inc.				6,607	174,755

American Financial Group, Inc.				606	67,248

American Homes 4 Rent(R)				3,553	77,775

Ameriprise Financial, Inc.				2,231	329,429

Apartment Investment & Management Co. Class A(R)				1,623	71,623

Apple Hospitality REIT, Inc.(R)				2,523	44,127

Assurant, Inc.				1,239	133,750

Athene Holding, Ltd. Class A(NON)				1,920	99,187

Aviva PLC (United Kingdom)				24,996	159,478

Axis Capital Holdings, Ltd.				701	40,455

BGC Partners, Inc. Class A				4,702	55,578

Brandywine Realty Trust(R)				2,883	45,321

Brixmor Property Group, Inc.(R)				6,041	105,778

Broadridge Financial Solutions, Inc.				1,247	164,542

Capital One Financial Corp.				3,489	331,211

CBRE Group, Inc. Class A(NON)				2,925	128,993

Cheung Kong Property Holdings, Ltd. (Hong Kong)				21,000	157,600

CIT Group, Inc.				3,637	187,706

Citigroup, Inc.				20,949	1,502,881

CoreLogic, Inc.(NON)				742	36,662

Daiwa Securities Group, Inc. (Japan)				3,000	18,250

Deutsche Boerse AG (Germany)				200	26,797

Discover Financial Services				3,771	288,293

DNB ASA (Norway)				5,965	125,511

Douglas Emmett, Inc.(R)				1,230	46,396

Duke Realty Corp.(R)				3,770	106,955

E*Trade Financial Corp.(NON)				7,034	368,511

Empire State Realty Trust, Inc. Class A(R)				1,960	32,556

Equity Lifestyle Properties, Inc.(R)				588	56,713

Equity Residential Trust(R)				3,457	229,061

Fifth Third Bancorp				9,997	279,116

First Hawaiian, Inc.				1,750	47,530

Gaming and Leisure Properties, Inc.(R)				1,539	54,250

Goldman Sachs Group, Inc. (The)				1,334	299,136

Hang Seng Bank, Ltd. (Hong Kong)				4,700	127,641

Hartford Financial Services Group, Inc. (The)				4,829	241,257

HCP, Inc.(R)				5,561	146,366

Henderson Land Development Co., Ltd. (Hong Kong)				8,000	40,213

Highwoods Properties, Inc.(R)				1,383	65,361

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)				1,100	31,475

HSBC Holdings PLC (United Kingdom)				3,267	28,521

Hudson Pacific Properties, Inc.(R)				1,521	49,767

Jones Lang LaSalle, Inc.				554	79,953

JPMorgan Chase & Co.				17,478	1,972,218

Kerry Properties, Ltd. (Hong Kong)				7,000	23,741

Legal & General Group PLC (United Kingdom)				46,684	159,543

Liberty Property Trust(R)				1,506	63,629

Life Storage, Inc.(R)				503	47,865

Lincoln National Corp.				2,540	171,856

Lloyds Banking Group PLC (United Kingdom)				45,108	34,847

Loews Corp.				3,625	182,084

London Stock Exchange Group PLC (United Kingdom)				619	37,000

Macquarie Group, Ltd. (Australia)				1,782	162,354

MetLife, Inc.				6,993	326,713

Mizuho Financial Group, Inc. (Japan)				100,300	174,964

Morgan Stanley				11,079	515,949

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)				313	69,320

New Residential Investment Corp.(R)				3,344	59,590

Nomura Real Estate Holdings, Inc. (Japan)				1,400	28,266

Northern Trust Corp.				1,202	122,760

ORIX Corp. (Japan)				9,600	155,635

Outfront Media, Inc.(R)				1,692	33,755

Paramount Group, Inc.(R)				2,665	40,215

Park Hotels & Resorts, Inc.(R)				3,212	105,418

Partners Group Holding AG (Switzerland)				163	129,300

Persimmon PLC (United Kingdom)				4,658	143,585

Popular, Inc. (Puerto Rico)				854	43,768

Principal Financial Group, Inc.				2,144	125,617

Prudential Financial, Inc.				3,836	388,664

Rayonier, Inc.(R)				1,205	40,741

Regions Financial Corp.				20,536	376,836

RenaissanceRe Holdings, Ltd.				424	56,638

Resona Holdings, Inc. (Japan)				25,900	145,502

Santander Consumer USA Holdings, Inc.				3,596	72,064

Scentre Group (Australia)(R)				9,832	28,215

Schroders PLC (United Kingdom)				338	13,635

Senior Housing Properties Trust(R)				2,308	40,528

SL Green Realty Corp.(R)				1,511	147,368

Spirit Realty Capital, Inc.(R)				12,097	97,502

Starwood Property Trust, Inc.(R)				3,044	65,507

Stockland (Units) (Australia)(R)				3,091	9,272

Sumitomo Mitsui Financial Group, Inc. (Japan)				4,800	193,741

Sumitomo Mitsui Trust Holdings, Inc. (Japan)				1,200	49,386

Sun Communities, Inc.(R)				628	63,767

Sun Hung Kai Properties, Ltd. (Hong Kong)				4,000	58,250

Swedbank AB Class A (Sweden)				5,899	146,224

Swire Properties, Ltd. (Hong Kong)				3,600	13,635

Synovus Financial Corp.				1,187	54,353

U.S. Bancorp				7,020	370,726

United Overseas Bank, Ltd. (Singapore)				4,100	81,217

Vornado Realty Trust(R)				1,891	138,043

WP Carey, Inc.(R)				505	32,477

					14,817,075
Health care (7.7%)

AbbVie, Inc.				3,436	324,977

ABIOMED, Inc.(NON)				892	401,177

Alfresa Holdings Corp. (Japan)				1,900	50,836

Allergan PLC				556	105,907

Amgen, Inc.				2,827	586,009

Anthem, Inc.				2,668	731,165

Astellas Pharma, Inc. (Japan)				9,500	165,719

Baxter International, Inc.				4,705	362,708

Biogen, Inc.(NON)				580	204,920

Boston Scientific Corp.(NON)				9,953	383,191

Bristol-Myers Squibb Co.				9,546	592,616

Celgene Corp.(NON)				1,627	145,600

Centene Corp.(NON)				2,033	294,338

Charles River Laboratories International, Inc.(NON)				831	111,803

Cigna Corp.				2,436	507,297

Coloplast A/S Class B (Denmark)				87	8,897

Concordia International Corp. (Canada)(NON)				52	1,047

Dentsply Sirona, Inc.				4,568	172,396

Eli Lilly & Co.				6,054	649,655

Fresenius Medical Care AG & Co., KGaA (Germany)				1,513	155,606

Gilead Sciences, Inc.				4,329	334,242

GlaxoSmithKline PLC (United Kingdom)				11,382	227,989

Hill-Rom Holdings, Inc.				502	47,389

Humana, Inc.				1,363	461,403

Ipsen SA (France)				272	45,729

Johnson & Johnson				6,109	844,081

Koninklijke Philips NV (Netherlands)				267	12,163

McKesson Corp.				2,700	358,155

Medipal Holdings Corp. (Japan)				1,700	35,475

Merck & Co., Inc.				9,407	667,333

Novartis AG (Switzerland)				3,612	310,631

Pfizer, Inc.				8,303	365,913

Roche Holding AG (Switzerland)				1,228	297,490

Shionogi & Co., Ltd. (Japan)				2,300	150,283

Siemens Healthineers AG (Germany)(NON)				708	31,134

Taisho Pharmaceutical Holdings Co., Ltd. (Japan)				100	12,225

UCB SA (Belgium)				1,161	104,334

Vertex Pharmaceuticals, Inc.(NON)				944	181,947

Waters Corp.(NON)				263	51,201

WellCare Health Plans, Inc.(NON)				753	241,329

Zoetis, Inc.				2,339	214,159

					10,950,469
Semiconductor (0.3%)

Applied Materials, Inc.				4,102	158,542

KLA-Tencor Corp.				2,667	271,261

					429,803
Software (2.8%)

Amdocs, Ltd.				1,960	129,321

Black Knight, Inc.(NON)				1,432	74,392

CA, Inc.				3,729	164,635

Cadence Design Systems, Inc.(NON)				3,377	153,046

F5 Networks, Inc.(NON)				1,379	275,000

Intuit, Inc.				2,723	619,210

Microsoft Corp.				9,455	1,081,368

Nexon Co., Ltd. (Japan)(NON)				1,600	20,912

NTT Data Corp. (Japan)				9,700	134,291

Oracle Corp.				19,239	991,963

Red Hat, Inc.(NON)				2,413	328,844

					3,972,982
Technology services (4.1%)

Alphabet, Inc. Class A(NON)				2,384	2,877,679

Capgemini SE (France)				772	97,162

Cognizant Technology Solutions Corp. Class A				4,826	372,326

Dell Technologies, Inc. Class V(NON)				2,528	245,519

Dun & Bradstreet Corp. (The)				923	131,537

Facebook, Inc. Class A(NON)				4,651	764,903

Fidelity National Information Services, Inc.				2,104	229,483

IBM Corp.				3,705	560,233

Leidos Holdings, Inc.				1,103	76,283

Palo Alto Networks, Inc.(NON)				1,799	405,243

Zebra Technologies Corp. Class A(NON)				590	104,330

					5,864,698
Transportation (1.1%)

Aena SME SA (Spain)				689	119,595

Central Japan Railway Co. (Japan)				800	166,590

Copa Holdings SA Class A (Panama)				535	42,714

Delta Air Lines, Inc.				9,257	535,332

easyJet PLC (United Kingdom)				5,301	90,789

Expeditors International of Washington, Inc.				1,857	136,545

International Consolidated Airlines Group SA (Spain)				16,380	140,771

Japan Airlines Co., Ltd. (Japan)				1,700	61,105

Kansas City Southern				1,610	182,381

Kyushu Railway Co. (Japan)				1,000	30,452

					1,506,274
Utilities and power (2.0%)

AES Corp.				9,537	133,518

Ameren Corp.				2,625	165,953

American Electric Power Co., Inc.				1,795	127,230

Atmos Energy Corp.				713	66,958

CenterPoint Energy, Inc.				6,139	169,743

CLP Holdings, Ltd. (Hong Kong)				11,000	128,782

CMS Energy Corp.				3,902	191,198

Endesa SA (Spain)				2,122	45,850

Enel SpA (Italy)				30,104	154,209

ENGIE SA (France)				3,178	46,732

Eni SpA (Italy)				9,781	184,902

Entergy Corp.				4,049	328,495

Evergy, Inc.				1,450	79,634

Kinder Morgan, Inc.				21,283	377,348

NRG Energy, Inc.				7,551	282,407

OGE Energy Corp.				2,606	94,650

Pinnacle West Capital Corp.				1,273	100,796

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)				1,923	1,327

UGI Corp.				2,912	161,558

					2,841,290

Total common stocks (cost $69,268,520)					$82,694,288

CORPORATE BONDS AND NOTES (15.2%)(a)
				Principal amount	Value

Basic materials (1.1%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23				$10,000	$10,700

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21				10,000	10,163

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26				10,000	9,525

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)				10,000	10,850

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)				15,000	17,435

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25				10,000	9,213

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23				10,000	10,350

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25				20,000	21,125

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24				25,000	24,156

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24				25,000	25,493

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24				20,000	19,225

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24				15,000	14,756

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25				30,000	29,247

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)				22,000	22,401

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43				15,000	13,275

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26				50,000	49,665

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27				10,000	9,643

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25				10,000	10,605

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23				5,000	5,223

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24				25,000	23,156

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24				10,000	10,015

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21				7,000	7,079

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26				5,000	4,775

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21				95,000	95,959

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25				10,000	9,550

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)				20,000	21,300

Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)				5,000	4,550

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26				30,000	29,513

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24				27,000	27,166

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25				49,000	47,063

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)				10,000	10,325

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20				20,000	20,350

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26				20,000	19,069

International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28				20,000	20,178

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27				30,000	27,544

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22				10,000	10,875

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25				10,000	10,275

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24				25,000	24,938

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)				4,000	4,180

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)				10,000	10,226

Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)				5,000	4,900

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)				6,000	5,962

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)				10,000	8,725

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)				5,000	4,175

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)				11,000	10,244

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26				30,000	29,310

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24				10,000	10,238

Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)				20,000	20,688

Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)				25,000	22,879

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23				45,000	46,275

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26				15,000	15,113

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22				5,000	5,088

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25				15,000	14,888

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27				35,000	33,307

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22				15,000	14,547

Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)				15,000	17,663

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26				5,000	4,975

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25				5,000	4,763

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24				20,000	20,420

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23				3,000	3,044

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)				5,000	4,900

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)				5,000	5,475

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25				15,000	15,113

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26				15,000	14,663

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)				15,000	14,419

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)				5,000	4,625

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26				10,000	9,625

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24				20,000	20,234

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23				10,000	10,363

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27				20,000	20,220

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25				10,000	10,188

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47				55,000	48,859

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26				31,000	29,154

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30				35,000	45,451

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31				10,000	12,912

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)				48,000	60,709

Whiting Petroleum Corp. 144A sr. unsec. notes 7.875%, 7/15/26				10,000	9,875

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24				10,000	10,525

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23				15,000	16,294

					1,421,944
Capital goods (0.7%)

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27				20,000	18,875

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19				17,000	17,680

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)				10,000	10,340

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22				10,000	10,164

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23				10,000	10,050

Berry Global, Inc. 144A notes 4.50%, 2/15/26				5,000	4,750

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)				5,000	5,500

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)				25,000	26,344

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20				45,000	47,588

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26				10,000	10,875

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22				14,000	14,088

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22				30,000	28,673

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)				5,000	4,694

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22				20,000	20,550

Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47				55,000	52,292

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21				40,000	41,096

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)				20,000	19,325

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64				65,000	61,869

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47				20,000	19,183

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26				8,000	7,696

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23				10,000	9,925

Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28				60,000	56,419

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25				25,000	25,750

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28				30,000	29,674

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27				10,000	10,250

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40				20,000	22,279

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25				15,000	14,288

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28				50,000	49,699

Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26				15,000	15,244

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25				10,000	10,125

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24				10,000	9,388

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)				15,000	13,013

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25				5,000	5,094

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26				20,000	20,200

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24				8,000	8,196

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25				15,000	14,213

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20				105,000	102,866

Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24				10,000	10,400

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)				5,000	5,113

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25				20,000	19,100

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20				12,000	12,317

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25				20,000	19,200

					914,385
Communication services (1.3%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)				16,000	14,558

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)				100,000	93,446

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46				77,000	70,350

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28				160,000	155,332

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20				7,000	7,376

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26				15,000	14,831

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24				25,000	25,406

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26				30,000	30,075

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23				5,000	5,008

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				20,000	20,125

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				15,000	15,003

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45				5,000	5,375

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25				6,000	6,093

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47				31,000	29,373

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47				92,000	82,111

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35				17,000	20,514

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25				30,000	30,900

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27				15,000	14,438

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27				25,000	23,486

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)				25,000	23,709

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)				34,000	31,944

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)				7,000	7,207

Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)				36,000	34,692

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)				35,000	33,356

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24				63,000	61,583

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21				8,000	8,420

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)				73,000	98,036

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24				25,000	22,406

Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)				10,000	10,000

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25				5,000	3,899

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22				15,000	13,350

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26				15,000	14,175

Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)				25,000	24,875

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)				25,000	26,469

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)				30,000	38,675

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20				100,000	103,129

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)				3,000	3,090

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)				85,000	81,996

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28				45,000	45,225

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20				5,000	5,225

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18				6,000	6,037

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23				48,000	51,780

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21				17,000	17,978

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25				10,000	10,418

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23				5,000	5,140

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27				25,000	24,906

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22				5,000	4,978

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28				15,000	14,119

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26				5,000	4,772

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28				65,000	78,447

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34				65,000	63,387

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27				90,000	90,410

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)				20,000	20,500

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)				25,000	24,500

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)				25,000	24,631

Windstream Services, LLC/Windstream Finance Corp. 144A company guaranty sub. notes 9.00%, 6/30/25				14,000	10,815

					1,808,079
Consumer cyclicals (2.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45				150,000	229,718

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)				20,000	18,774

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27				90,000	86,234

Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21				75,000	75,187

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27				10,000	9,575

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26				10,000	9,575

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22				5,000	5,038

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25				10,000	9,575

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26				5,000	5,013

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23				10,000	10,188

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20				64,000	65,602

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28				50,000	49,968

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21				10,000	9,996

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21				40,000	38,757

Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26				5,000	5,038

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23				10,000	10,505

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26				10,000	10,288

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25				5,000	5,288

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)				5,000	5,024

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26				10,000	10,200

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27				22,000	19,684

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45				24,000	22,671

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26				12,000	11,761

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24				25,000	24,025

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23				19,000	18,691

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20				10,000	10,050

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22				29,000	29,508

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25				30,000	28,425

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25				20,000	19,050

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23				10,000	10,250

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24				5,000	4,869

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23				65,000	63,461

Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21				40,000	41,194

Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27				70,000	67,052

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23				5,000	5,263

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26				59,000	55,527

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25				10,000	10,069

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26				76,000	71,414

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25				22,000	21,399

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25				10,000	9,673

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25				10,000	10,150

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26				20,000	20,310

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26				5,000	4,956

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)			CAD	27,000	21,423

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24				$10,000	9,719

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27				75,000	73,930

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25				25,000	24,750

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26				55,000	56,751

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)				20,000	15,050

IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)				5,000	5,006

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)				65,000	65,975

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)				5,000	4,800

Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28				94,000	94,140

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)				5,000	4,638

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)				20,000	18,350

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22				25,000	27,505

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21				20,000	20,700

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24				5,000	5,307

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27				10,000	9,113

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25				10,000	9,225

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27				63,000	58,489

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24				5,000	5,206

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22				7,000	7,030

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24				15,000	15,375

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24				5,000	4,900

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26				15,000	15,150

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)				5,000	5,050

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)				10,000	9,672

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26				20,000	20,500

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20				35,000	36,794

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19				10,000	10,150

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21				15,000	15,844

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25				25,000	26,000

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28				5,000	4,075

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)				10,972	7,235

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21				10,000	6,569

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24				30,000	29,363

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)				5,000	4,900

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22				20,000	19,500

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26				81,000	76,931

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25				15,000	15,150

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27				10,000	9,647

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22				14,000	14,263

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26				15,000	14,583

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24				10,000	9,800

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23				5,000	3,594

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32				20,000	21,525

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26				25,000	24,875

Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26				5,000	5,018

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21				20,000	19,950

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27				32,000	29,645

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23				15,000	15,093

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22				50,000	52,938

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24				30,000	29,363

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24				10,000	10,375

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27				70,000	67,200

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27				20,000	19,800

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24				25,000	24,375

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25				10,000	10,100

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24				10,000	10,200

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24				25,000	24,969

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27				35,000	32,944

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25				10,000	9,447

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26				41,000	37,177

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23				5,000	4,625

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24				10,000	9,925

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22				10,000	10,175

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25				15,000	14,025

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21				70,000	71,210

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21				30,000	29,654

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23				10,000	9,675

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25				20,000	19,300

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23				10,000	10,000

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26				5,000	4,963

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26				10,000	9,813

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 5.75%, 4/1/27				5,000	4,713

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26				10,000	9,900

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27				25,000	23,219

					2,837,338
Consumer staples (0.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)				15,000	14,363

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)				5,000	5,006

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)				15,000	14,213

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19				2,000	2,107

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24				24,000	24,261

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20				80,000	79,542

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46				138,000	139,562

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26				35,000	34,009

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21				80,000	78,838

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22				60,000	57,932

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25				15,000	15,150

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25				20,000	20,558

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22				20,000	18,100

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28				3,119	3,308

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36				43,230	42,562

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23				20,000	18,775

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22				40,000	46,529

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37				50,000	62,617

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42				60,000	65,596

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23				10,000	7,450

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25				15,000	15,724

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24				15,000	15,216

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26				20,000	19,200

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26				15,000	14,944

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24				15,000	14,878

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27				10,000	9,613

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46				70,000	61,824

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.161%, 8/10/22				10,000	10,051

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26				37,000	36,260

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24				5,000	4,888

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28				91,000	91,357

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27				10,000	9,951

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28				10,000	9,400

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28				5,000	4,981

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26				36,000	34,240

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23				15,000	13,444

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21				60,000	59,623

					1,176,072
Energy (1.8%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24				35,000	33,250

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19				30,000	30,794

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23				5,000	5,119

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21				13,000	13,166

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22				8,000	8,124

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22				35,000	34,453

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26				15,000	15,413

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22				10,000	11,250

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26				5,000	4,981

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)				5,000	4,775

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)				70,000	66,628

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)				35,000	33,480

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.366%, 9/19/19 (United Kingdom)				20,000	19,792

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20				10,000	9,550

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22				11,000	10,505

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25				25,000	26,281

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27				40,000	40,150

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27				5,000	5,100

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25				50,000	51,563

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19				54,000	53,663

Comstock Escrow Corp. 144A sr. unsec. notes 9.75%, 8/15/26				15,000	14,967

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27				58,000	55,361

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44				15,000	14,812

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24				10,000	9,807

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23				15,000	15,264

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25				20,000	20,275

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25				15,000	14,625

DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25				5,000	5,094

DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37				5,000	5,350

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21				10,000	9,750

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21				12,000	12,975

Denbury Resources, Inc. 144A notes 7.50%, 2/15/24				10,000	10,300

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25				20,000	20,400

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24				5,000	5,006

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28				20,000	20,000

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26				5,000	5,000

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity				101,000	96,708

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45				8,000	8,533

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42				13,000	14,358

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22				25,000	25,965

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)				10,000	9,925

EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23				50,000	48,182

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20				5,000	4,919

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24				12,000	9,900

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25				10,000	7,650

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24				10,000	10,075

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26				10,000	10,238

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27				30,000	28,110

Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)				40,000	45,267

Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21				115,000	112,715

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31				30,000	34,650

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26				20,000	20,200

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24				25,000	25,563

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26				20,000	19,350

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26				15,000	14,925

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41				25,000	29,254

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)				5,000	4,550

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)				20,000	19,800

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20				16,000	16,374

Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25				20,000	19,173

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22				25,000	26,094

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26				10,000	10,363

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24				10,000	9,925

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26				5,000	5,188

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23				5,000	5,113

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22				19,000	19,332

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26				10,000	10,175

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)				64,000	64,810

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)				17,000	16,150

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)				137,000	137,514

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)				9,000	9,293

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)				12,000	11,025

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)				4,000	3,720

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)				40,000	8,600

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)				80,000	79,680

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/24/22 (Mexico)				62,000	62,713

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)				23,000	21,505

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 3.50%, 1/30/23 (Mexico)				15,000	14,220

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)				10,000	10,275

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21				15,000	15,431

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23				9,000	9,122

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27				17,000	17,462

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24				15,000	15,300

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21				5,000	5,070

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)				10,000	9,625

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)				5,000	5,169

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)				5,000	1

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)				20,000	2

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)				70,000	66,481

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)				110,000	108,476

SM Energy Co. sr. unsec. notes 6.625%, 1/15/27				5,000	5,169

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24				10,000	9,738

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26				10,000	10,388

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22				4,000	4,120

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26				42,000	39,547

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)				30,000	29,831

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28				10,000	10,088

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27				10,000	10,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28				40,000	38,900

Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)				115,000	113,803

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)				15,000	14,269

Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)				5,000	5,075

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)				20,000	19,800

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26				10,000	10,325

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)				5,000	4,969

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25				5,000	4,825

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24				15,000	14,700

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23				5,000	4,725

Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26				10,000	10,400

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32				10,000	13,325

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31				1,000	1,205

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24				40,000	40,231

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23				10,000	11,350

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26				10,000	10,125

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22				4,000	4,145

					2,572,294
Financials (3.6%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20				30,000	29,420

Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21				50,000	48,840

Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28				55,000	54,204

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22				15,000	15,113

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23				10,000	10,350

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31				29,000	35,126

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20				13,000	13,780

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25				40,000	41,301

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18				14,000	14,140

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58				48,000	60,240

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity				46,000	48,185

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity				5,000	5,398

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37				195,000	224,711

Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)				30,000	29,880

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)				5,000	4,672

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43				29,000	29,139

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21				94,000	96,403

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)				65,000	68,030

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19				30,000	31,153

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22				28,000	29,657

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25				5,000	5,196

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23				10,000	10,188

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25				18,000	18,360

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22				2,000	2,040

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28				35,000	33,179

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20				58,000	57,246

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28				235,000	228,147

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46				10,000	9,754

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27				60,000	59,307

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20				20,000	19,600

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25				20,000	20,450

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)				75,000	70,090

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)				147,000	143,115

Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)				40,000	44,909

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23				5,000	5,238

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21				8,000	8,070

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)				40,000	39,967

Digital Realty Trust LP company guaranty sr. unsec. notes 3.40%, 10/1/20(R)				30,000	30,029

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)				15,000	14,513

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)				65,000	64,083

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24				30,000	30,425

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity				16,000	15,680

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23				135,000	138,284

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25				15,000	14,550

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24				10,000	9,700

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)				5,000	5,206

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29				110,000	108,390

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20				163,000	160,383

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19				107,000	106,517

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37				24,000	28,830

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22				35,000	36,604

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)				50,000	45,846

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)				4,000	3,895

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26				20,000	20,026

Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23				40,000	40,127

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24				10,000	10,238

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22				10,000	10,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20				10,000	10,182

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22				17,000	17,213

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)				200,000	210,577

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22				14,000	14,823

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)				5,000	5,038

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)				5,000	4,925

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity				21,000	21,735

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity				99,000	101,228

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48				300,000	274,023

KeyCorp sr. unsec. unsub. notes Ser. MTN, 1.86%, 12/13/18				41,000	41,001

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44				30,000	29,786

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37				26,000	30,420

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25				20,000	19,525

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)				40,000	39,556

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)				5,000	5,125

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)				5,000	4,576

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)				45,000	45,508

Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)				40,000	39,948

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47				40,000	38,872

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27				185,000	177,651

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20				45,000	44,712

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21				15,000	15,018

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45				30,000	28,011

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33				78,000	91,549

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25				105,000	101,980

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25				15,000	15,000

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43				57,000	59,423

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44				20,000	19,975

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22				45,000	43,301

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)				45,000	46,025

Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26				5,000	4,975

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25				10,000	9,975

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22				10,000	10,313

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19				5,000	5,069

Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)				15,000	14,364

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42				90,000	87,589

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23				10,000	10,000

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)				58,000	54,510

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)				15,000	15,235

UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)				200,000	193,330

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25				20,000	19,950

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)				50,000	50,166

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)				100,000	97,728

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26				5,000	5,238

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23				10,000	10,463

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity				8,000	8,400

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20				80,000	79,206

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)				80,000	81,659

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)				135,000	133,271

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25				20,000	19,383

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)				30,000	30,247

					5,095,951
Health care (1.4%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23				40,000	36,000

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)				26,000	25,826

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)				15,000	14,689

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20				125,000	125,617

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25				15,000	11,400

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)				36,000	45,123

Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25				5,000	5,000

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26				15,000	16,181

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25				10,000	10,763

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25				40,000	38,000

Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23				18,000	17,550

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24				15,000	15,848

Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22				5,000	5,200

Bausch Health Cos., Inc. 144A sr. unsec. notes 8.50%, 1/31/27				10,000	10,500

Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47				69,000	68,245

Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27				60,000	57,374

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21				15,000	14,213

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24				15,000	15,750

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22				20,000	20,225

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26				5,000	5,119

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23				30,000	28,491

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22				29,000	16,249

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24				23,000	19,122

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21				80,000	81,633

CVS Health Corp. sr. unsec. notes zero %, 12/1/22				40,000	41,430

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48				39,000	39,891

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38				116,000	115,444

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18				130,000	129,907

Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28				69,000	70,056

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23				20,000	17,650

Halfmoon Parent, Inc. 144A sr. unsub. notes 3.75%, 7/15/23				75,000	74,771

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26				15,000	15,431

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20				27,000	28,080

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47				40,000	40,550

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22				4,000	4,380

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23				15,000	15,113

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21				5,000	5,502

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)				10,000	8,438

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45				50,000	47,613

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22				10,000	10,163

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25				5,000	4,913

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45				80,000	80,362

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)				75,000	71,906

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)				16,000	16,224

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22				23,000	22,471

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26				40,000	38,402

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19				55,000	54,259

Service Corp. International sr. unsec. notes 5.375%, 1/15/22				14,000	14,175

Service Corp. International sr. unsec. notes 4.625%, 12/15/27				15,000	14,397

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24				33,000	33,543

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)				48,000	44,306

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)				40,000	38,093

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23				10,000	10,300

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20				20,000	20,657

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22				5,000	5,269

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42				90,000	85,773

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23				90,000	87,216

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25				5,000	5,081

WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26				5,000	5,088

Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28				35,000	34,640

					2,055,612
Technology (1.4%)

Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21				120,000	121,889

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26				35,000	31,541

Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20				60,000	59,623

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24				40,000	39,980

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19				130,000	129,677

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45				80,000	83,180

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43				27,000	25,886

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20				30,000	29,581

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19				34,000	—

Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26				15,000	15,218

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27				35,000	32,950

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28				90,000	81,778

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26				35,000	32,371

Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21				75,000	73,438

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24				40,000	42,908

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46				10,000	12,448

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23				63,000	66,253

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21				5,000	5,150

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26				5,000	5,169

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28				20,000	20,040

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25				9,000	9,476

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23				15,000	15,619

First Data Corp. 144A notes 5.75%, 1/15/24				30,000	30,488

First Data Corp. 144A sr. notes 5.375%, 8/15/23				15,000	15,229

Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28				55,000	55,115

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22				140,000	132,248

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24				30,000	29,178

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)				20,000	20,175

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22				15,000	15,203

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20				3,000	3,041

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)				84,000	102,705

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23				55,000	54,479

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41				25,000	29,450

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21				80,000	76,786

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40				35,000	39,840

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27				4,000	3,845

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26				6,000	5,569

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22				80,000	77,601

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19				95,000	94,525

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23				20,000	19,900

Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26				5,000	5,088

Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28				65,000	64,444

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24				35,000	38,238

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25				20,000	19,450

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25				20,000	20,050

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27				15,000	14,191

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26				70,000	67,696

					1,968,709
Transportation (0.1%)

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44				70,000	66,084

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19				19,901	20,788

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22				15,000	14,528

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26				16,000	14,893

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24				20,000	19,678

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22				8,512	8,898

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26				37,320	36,925

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23				24,000	24,480

					206,274
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25				35,000	35,875

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23				7,000	7,044

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23				5,000	5,013

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27				25,000	25,250

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44				50,000	53,276

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42				15,000	15,429

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36				39,000	47,212

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25				25,000	22,125

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26				10,000	9,263

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24				3,000	3,015

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37				8,000	8,621

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36				28,000	33,347

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18				83,000	83,619

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42				45,000	44,072

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27				55,000	51,151

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24				20,000	21,525

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26				10,000	11,013

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)				60,000	60,700

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26				16,000	15,070

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)				42,000	42,266

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24				62,000	65,256

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27				5,000	5,189

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48				85,000	80,015

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44				45,000	49,122

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)				18,000	12,150

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24				10,000	9,699

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44				10,000	10,266

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21				80,000	79,883

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23				25,000	24,517

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23				105,000	102,146

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32				17,000	21,481

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29				50,000	61,083

Nevada Power Co. mtge. notes 7.125%, 3/15/19				40,000	40,764

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77				20,000	18,750

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26				10,000	10,850

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27				20,000	21,000

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28				5,000	5,050

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)				75,000	71,987

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22				25,000	25,543

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45				75,000	70,916

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22				60,000	60,887

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40				25,000	29,343

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20				13,000	98

Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26				15,000	15,169

					1,486,050

Total corporate bonds and notes (cost $21,584,596)					$21,542,708

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.2%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.8%)

Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39				$279,753	$312,211
3.50%, with due dates from 8/20/47 to 11/20/47				3,708,059	3,691,685

					4,003,896
U.S. Government Agency Mortgage Obligations (7.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, 5/1/48				1,462,554	1,477,637

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 10/1/48				1,000,000	1,081,016
4.50%, TBA, 10/1/48				1,000,000	1,031,563
4.00%, with due dates from 8/1/47 to 1/1/57				918,175	928,488
3.50%, with due dates from 12/1/47 to 1/1/48				4,005,470	3,944,918
3.00%, with due dates from 12/1/31 to 5/1/46				2,121,802	2,075,607

					10,539,229

Total U.S. government and agency mortgage obligations (cost $15,015,447)					$14,543,125

MORTGAGE-BACKED SECURITIES (1.6%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.108%, 4/15/37				$10,034	$13,665
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 15.882%, 11/15/35				13,987	18,682
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.152%, 12/15/36				10,680	13,051
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.385%, 3/15/35				29,082	35,213
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.429%, 6/15/34				16,498	18,347
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.792%, 3/15/41				77,836	12,570

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.442%, 3/25/36				18,986	26,575
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 16.075%, 6/25/37				16,894	22,185
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.603%, 8/25/35				6,815	8,200
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.216%, 9/25/28				20,000	23,492
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.116%, 11/25/24				8,134	9,310
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.116%, 7/25/24				16,460	17,538
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 4.816%, 5/25/24				16,000	17,029
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.566%, 1/25/29				9,505	9,531
Ser. 06-46, Class OC, PO, zero %, 6/25/36				4,589	3,651

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				64,275	14,545
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.885%, 6/20/43				96,557	16,997
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44				130,159	16,341
Ser. 13-14, IO, 3.50%, 12/20/42				275,162	40,124
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41				261,711	32,243
Ser. 16-H16, Class EI, IO, 2.206%, 6/20/66(WAC)				192,142	21,501
Ser. 15-H26, Class DI, IO, 1.28%, 10/20/65(WAC)				257,772	25,019

					415,809
Commercial mortgage-backed securities (0.7%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49(WAC)				223,380	401

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.086%, 7/10/42(WAC)				3,834	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)				330,001	3

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO, 0.583%, 11/10/41(WAC)				52,062	189

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)				6,732	—

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.506%, 12/11/38(WAC)				36,527	537

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.508%, 7/15/29(WAC)				5,914	88

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.749%, 12/11/49(WAC)				4,275	—

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.966%, 9/10/45(WAC)				345,261	18,512
FRB Ser. 06-C5, Class XC, IO, zero %, 10/15/49(WAC)				602,396	6

COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.777%, 12/10/44(WAC)				44,000	43,640
FRB Ser. 14-CR17, Class C, 4.898%, 5/10/47(WAC)				26,000	25,927
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)				20,000	20,680
FRB Ser. 14-UBS6, Class C, 4.612%, 12/10/47(WAC)				36,000	34,794
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)				85,000	87,718
Ser. 12-CR2, Class AM, 3.791%, 8/15/45				30,000	30,443
FRB Ser. 14-CR18, Class XA, IO, 1.308%, 7/15/47(WAC)				256,042	9,868
FRB Ser. 14-CR16, Class XA, IO, 1.302%, 4/10/47(WAC)				191,290	7,498
FRB Ser. 14-CR20, Class XA, IO, 1.283%, 11/10/47(WAC)				326,714	15,212
FRB Ser. 13-CR11, Class XA, IO, 1.272%, 8/10/50(WAC)				542,800	21,808
FRB Ser. 14-CR17, Class XA, IO, 1.241%, 5/10/47(WAC)				709,753	27,947
FRB Ser. 14-UBS6, Class XA, IO, 1.111%, 12/10/47(WAC)				950,105	38,497
FRB Ser. 14-LC17, Class XA, IO, 1.072%, 10/10/47(WAC)				716,089	21,221

COMM Mortgage Trust 144A FRB Ser. 06-C8, Class XS, IO, 0.641%, 12/10/46(WAC)				420,833	15

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.101%, 1/15/49(WAC)				675,167	2

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.508%, 12/15/49(WAC)				70,000	68,017

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.27%, 12/10/49(WAC)				1,563,450	1,999

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 1.175%, 5/10/43(WAC)				15,978	1

GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO, 1.00%, 5/10/50(WAC)				459,595	17,878

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.846%, 6/10/47(WAC)				19,000	18,897

GS Mortgage Securities Trust 144A FRB Ser. 06-GG8, Class X, IO, 1.089%, 11/10/39(WAC)				1,036,108	18,409

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.265%, 11/15/45(WAC)				30,000	31,243
FRB Ser. 14-C22, Class C, 4.71%, 9/15/47(WAC)				23,000	22,280

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.896%, 12/15/44(WAC)				26,819	26,507
Ser. 12-C6, Class AS, 4.117%, 5/15/45				16,000	16,292
FRB Ser. 07-LDPX, Class X, IO, 0.331%, 1/15/49(WAC)				571,931	1,140
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)				206,144	279

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.404%, 9/12/37(WAC)				182,538	244

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.771%, 9/15/39(WAC)				404,879	6,125
FRB Ser. 05-C5, Class XCL, IO, 0.672%, 9/15/40(WAC)				212,812	1,356
FRB Ser. 05-C7, Class XCL, IO, 0.537%, 11/15/40(WAC)				55,495	153

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.081%, 8/12/39(WAC)				17,841	12
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)				54,752	1

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)				578	83
FRB Ser. 06-C4, Class X, IO, 6.641%, 7/15/45(WAC)				13,672	411

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)				25,000	24,615
FRB Ser. 13-C7, Class C, 4.255%, 2/15/46(WAC)				14,000	13,782
FRB Ser. 14-C17, Class XA, IO, 1.349%, 8/15/47(WAC)				284,640	11,110
FRB Ser. 13-C12, Class XA, IO, 0.812%, 10/15/46(WAC)				499,895	11,911

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.209%, 8/10/49(WAC)				50,000	50,596
FRB Ser. 12-C4, Class XA, IO, 1.792%, 12/10/45(WAC)				205,791	10,872

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.417%, 10/15/44(WAC)				13,656	13,525
FRB Ser. 07-C34, IO, 0.117%, 5/15/46(WAC)				227,754	56

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.045%, 6/15/45(WAC)				70,472	14
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)				22,240	—

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.423%, 7/15/46(WAC)				19,000	19,362
FRB Ser. 13-LC12, Class C, 4.423%, 7/15/46(WAC)				24,000	22,811

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C15, Class C, 4.621%, 8/15/46(WAC)				29,000	28,901
Ser. 13-C12, Class AS, 3.56%, 3/15/48				33,000	32,790
Ser. 13-C11, Class AS, 3.311%, 3/15/45				12,000	11,972

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.865%, 3/15/44(WAC)				32,000	28,335
FRB Ser. 11-C2, Class D, 5.839%, 2/15/44(WAC)				25,000	24,713
FRB Ser. 13-C15, Class D, 4.621%, 8/15/46(WAC)				43,000	36,964
FRB Ser. 12-C9, Class XA, IO, 2.048%, 11/15/45(WAC)				223,088	15,995
FRB Ser. 11-C5, Class XA, IO, 1.902%, 11/15/44(WAC)				284,106	11,656
FRB Ser. 12-C10, Class XA, IO, 1.716%, 12/15/45(WAC)				322,231	16,841

					1,023,154
Residential mortgage-backed securities (non-agency) (0.6%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.011%, 5/25/35(WAC)				31,727	32,516

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.785%, 6/25/46				121,339	112,784
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.406%, 8/25/46				135,538	114,529
FRB Ser. 05-27, Class 1A1, 2.217%, 8/25/35(WAC)				35,842	30,501

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.116%, 10/25/28				20,000	23,151
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.916%, 4/25/28				26,744	31,074
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.766%, 4/25/28				85,562	97,091
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.216%, 7/25/25				7,301	8,123
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.516%, 2/25/25				19,781	21,795
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.216%, 5/25/25				13,748	15,098

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 3.016%, 2/25/34				26,157	25,444

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.539%, 2/25/35(WAC)				11,188	11,402

New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 3.341%, 10/25/33				64,294	64,397

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.266%, 10/25/34				30,000	30,477

Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.116%, 11/25/34				33,386	33,364

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.066%, 5/25/47				40,334	34,736

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 4.022%, 10/25/35(WAC)				42,086	42,016
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.176%, 7/25/45				47,787	47,328
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 2.706%, 10/25/45				19,599	19,406

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR2, Class 1A1, 4.019%, 3/25/36(WAC)				19,897	19,967

					815,199

Total mortgage-backed securities (cost $2,179,913)					$2,254,162

COMMODITY LINKED NOTES (0.7%)(a)(CLN)
				Principal amount	Value

Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)				$710,000	$938,921

Total commodity Linked Notes (cost $710,000)					$938,921

ASSET-BACKED SECURITIES (0.4%)(a)
				Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.016%, 11/25/50				$62,000	$62,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.112%, 4/24/19				162,000	162,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 2.912%, 9/24/19				72,000	72,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.912%, 7/24/19				128,000	128,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.912%, 11/24/18				120,000	120,000

Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.816%, 1/25/46				91,448	90,982

Total asset-backed securities (cost $635,080)					$634,982

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
				Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)				$150,000	$133,875

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)				165,000	137,396

Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)				200,000	214,750

Total foreign government and agency bonds and notes (cost $549,311)					$486,021

SENIOR LOANS (0.2%)(a)(c)
				Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.408%, 12/15/24				$19,788	$19,940

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.962%, 11/17/22				20,000	20,400

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24				4,651	4,678

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.076%, 10/25/23				9,861	9,425

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.826%, 4/16/21				5,359	5,365

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.992%, 3/31/24				13,803	13,881

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24				15,000	14,813

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23				13,931	13,547

Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.079%, 5/25/25				4,975	4,900

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.64%, 11/6/24				34,825	34,934

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.37%, 10/25/20				18,770	17,397

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.348%, 11/3/23				4,987	4,920

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.81%, 9/7/23				24,462	18,616

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26				10,000	9,600

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25				9,925	9,838

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25				24,813	24,087

Total senior loans (cost $230,443)					$226,341

PREFERRED STOCKS (—%)(a)
				Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP				680	$17,884

Total preferred stocks (cost $17,000)					$17,884

CONVERTIBLE PREFERRED STOCKS (—%)(a)
				Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)				575	$16,106

Nine Point Energy 6.75% cv. pfd.				1	1,176

Total convertible preferred stocks (cost $11,501)					$17,282

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/strike price	Notional amount		Contract amount	Value

Goldman Sachs International

USD/CNH (Call)	Apr-19/CNH 7.00	$1,135,300		$1,135,300	$11,996

Total purchased options outstanding (cost $12,760)					$11,996

CONVERTIBLE BONDS AND NOTES (—%)(a)
				Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26				$10,000	$9,538

Total convertible bonds and notes (cost $9,288)					$9,538

WARRANTS (—%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.		9/9/20	$14.04	244	$24

Total warrants (cost $—)					$24

SHORT-TERM INVESTMENTS (14.5%)(a)
				Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)			Shares	121,050	$121,050

Putnam Short Term Investment Fund 2.24%(AFF)			Shares	19,716,904	19,716,904

U.S. Treasury Bills 2.059%, 11/15/18(SEG)(SEGCCS)				$111,001	110,712

U.S. Treasury Bills 2.020%, 11/1/18(SEG)(SEGCCS)				51,001	50,911

U.S. Treasury Bills 1.964%, 10/11/18(SEG)(SEGCCS)				164,000	163,906

U.S. Treasury Bills 1.977%, 10/4/18(SEG)(SEGCCS)				450,000	449,924

Total short-term investments (cost $20,613,425)					$20,613,407

TOTAL INVESTMENTS

Total investments (cost $130,837,284)					$143,990,679

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $18,468,424) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/17/18	$245,786	$246,831	$(1,045)
	British Pound	Buy	12/19/18	127,036	126,467	569
	Canadian Dollar	Sell	10/17/18	465	475	10
	Euro	Buy	12/19/18	440,234	443,560	(3,326)
	Hong Kong Dollar	Sell	11/19/18	222,149	221,593	(556)
	Japanese Yen	Sell	11/19/18	130,387	133,127	2,740
	New Zealand Dollar	Buy	10/17/18	135,963	136,456	(493)
	New Zealand Dollar	Sell	10/17/18	135,963	138,227	2,264
	Swedish Krona	Sell	12/19/18	134,950	132,444	(2,506)
Barclays Bank PLC
	Australian Dollar	Buy	10/17/18	274,413	277,909	(3,496)
	Australian Dollar	Sell	10/17/18	274,413	275,757	1,344
	British Pound	Sell	12/19/18	144,959	144,236	(723)
	Canadian Dollar	Buy	10/17/18	289,036	285,067	3,969
	Canadian Dollar	Sell	10/17/18	289,036	284,353	(4,683)
	Euro	Sell	12/19/18	27,464	27,528	64
	Japanese Yen	Sell	11/19/18	73,453	74,996	1,543
	New Zealand Dollar	Buy	10/17/18	143,189	142,291	898
	New Zealand Dollar	Sell	10/17/18	143,189	141,231	(1,958)
	Norwegian Krone	Sell	12/19/18	73,648	73,924	276
	Swiss Franc	Sell	12/19/18	65,903	66,663	760
Citibank, N.A.
	Australian Dollar	Buy	10/17/18	142,194	146,193	(3,999)
	Canadian Dollar	Sell	10/17/18	295,697	298,501	2,804
	Danish Krone	Buy	12/19/18	138,723	139,120	(397)
	Euro	Sell	12/19/18	140,940	142,593	1,653
	Japanese Yen	Buy	11/19/18	64,666	65,382	(716)
	New Zealand Dollar	Buy	10/17/18	93,404	93,740	(336)
	New Zealand Dollar	Sell	10/17/18	93,404	93,445	41
	Swedish Krona	Sell	12/19/18	180,888	177,559	(3,329)
Credit Suisse International
	Australian Dollar	Buy	10/17/18	523,308	529,598	(6,290)
	Canadian Dollar	Buy	10/17/18	146,377	145,324	1,053
	Canadian Dollar	Sell	10/17/18	146,377	143,989	(2,388)
	Euro	Sell	12/19/18	268,559	269,378	819
	Japanese Yen	Sell	11/19/18	139,426	142,770	3,344
	New Zealand Dollar	Buy	10/17/18	137,023	141,092	(4,069)
	New Zealand Dollar	Sell	10/17/18	137,421	139,788	2,367
	Swiss Franc	Sell	12/19/18	102	2,434	2,332
Goldman Sachs International
	Australian Dollar	Buy	10/17/18	854,251	862,374	(8,123)
	Australian Dollar	Sell	10/17/18	854,251	854,827	576
	Canadian Dollar	Buy	10/17/18	48,714	48,839	(125)
	Euro	Sell	12/19/18	175,416	175,899	483
	Indian Rupee	Buy	11/19/18	141,083	141,964	(881)
	Indian Rupee	Sell	11/19/18	141,083	139,984	(1,099)
	Japanese Yen	Buy	11/19/18	70,111	71,521	(1,410)
	New Zealand Dollar	Sell	10/17/18	11,800	9,447	(2,353)
	Norwegian Krone	Buy	12/19/18	969,628	937,572	32,056
	Swedish Krona	Buy	12/19/18	437,828	432,158	5,670
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/18	142,123	147,039	(4,916)
	British Pound	Sell	12/19/18	140,641	141,495	854
	Canadian Dollar	Buy	10/17/18	41,357	41,773	(416)
	Euro	Sell	12/19/18	283,517	286,476	2,959
	Indonesian Rupiah	Buy	12/19/18	140,199	140,412	(213)
	Indonesian Rupiah	Sell	12/19/18	140,840	140,046	(794)
	Japanese Yen	Sell	11/19/18	136,465	139,333	2,868
	New Zealand Dollar	Sell	10/17/18	90,288	95,780	5,492
	Swedish Krona	Buy	12/19/18	141,951	143,653	(1,702)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/17/18	22,843	25,480	(2,637)
	British Pound	Buy	12/19/18	144,174	144,106	68
	Canadian Dollar	Sell	10/17/18	115,553	110,089	(5,464)
	Euro	Sell	12/19/18	334,120	335,045	925
	Japanese Yen	Sell	11/19/18	141,754	143,188	1,434
	New Zealand Dollar	Buy	10/17/18	18,098	17,734	364
	Norwegian Krone	Buy	12/19/18	75,300	68,168	7,132
	Singapore Dollar	Buy	11/19/18	67,514	67,846	(332)
	Swedish Krona	Sell	12/19/18	201,201	196,898	(4,303)
	Swiss Franc	Buy	12/19/18	363,493	367,636	(4,143)
NatWest Markets PLC
	Australian Dollar	Buy	10/17/18	169,592	174,774	(5,182)
	Canadian Dollar	Buy	10/17/18	287,565	283,058	4,507
	Canadian Dollar	Sell	10/17/18	287,565	281,718	(5,847)
	Euro	Sell	12/19/18	46,045	46,158	113
	Japanese Yen	Sell	11/19/18	141,754	143,189	1,435
	New Zealand Dollar	Sell	10/17/18	142,194	142,899	705
	Norwegian Krone	Buy	12/19/18	70,492	70,669	(177)
	Swedish Krona	Sell	12/19/18	305,914	300,291	(5,623)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/18	136,411	143,855	(7,444)
	Canadian Dollar	Sell	10/17/18	68,851	67,674	(1,177)
	Euro	Sell	12/19/18	596,367	598,062	1,695
	Japanese Yen	Sell	11/19/18	215,281	220,968	5,687
	New Zealand Dollar	Sell	10/17/18	142,194	144,581	2,387
	Norwegian Krone	Buy	12/19/18	484,222	474,090	10,132
	Swedish Krona	Sell	12/19/18	237,668	233,448	(4,220)
UBS AG
	Australian Dollar	Buy	10/17/18	241,521	248,670	(7,149)
	British Pound	Sell	12/19/18	142,342	143,664	1,322
	Canadian Dollar	Buy	10/17/18	291,127	288,562	2,565
	Canadian Dollar	Sell	10/17/18	291,127	286,897	(4,230)
	Euro	Sell	12/19/18	461,270	463,230	1,960
	Japanese Yen	Buy	11/19/18	18,335	18,723	(388)
	New Zealand Dollar	Sell	10/17/18	190,388	192,801	2,413
	Norwegian Krone	Buy	12/19/18	206,840	200,438	6,402
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/18	340,631	346,053	(5,422)
	Australian Dollar	Sell	10/17/18	340,631	340,952	321
	New Zealand Dollar	Sell	10/17/18	141,266	142,177	911

Unrealized appreciation						132,286

Unrealized (depreciation)						(126,080)

Total						$6,206
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	73	$6,192,484	$6,207,920	Dec-18	$(76,596)
S&P 500 Index E-Mini (Long)	9	1,311,291	1,313,550	Dec-18	11,502
S&P 500 Index E-Mini (Short)	49	7,139,251	7,151,550	Dec-18	(41,639)
S&P Mid Cap 400 Index E-Mini (Long)	1	201,955	202,520	Dec-18	(1,782)
Tokyo Price Index (Long)	11	1,759,351	1,759,593	Dec-18	130,880
U.S. Treasury Bond 30 yr (Long)	8	1,124,000	1,124,000	Dec-18	(26,016)
U.S. Treasury Bond Ultra 30 yr (Long)	18	2,777,063	2,777,063	Dec-18	(84,130)
U.S. Treasury Note 2 yr (Long)	31	6,532,766	6,532,766	Dec-18	(16,593)
U.S. Treasury Note 2 yr (Short)	26	5,479,094	5,479,094	Dec-18	12,948
U.S. Treasury Note 5 yr (Long)	61	6,861,070	6,861,070	Dec-18	(48,122)
U.S. Treasury Note 10 yr (Long)	20	2,375,625	2,375,625	Dec-18	(25,728)

Unrealized appreciation					155,330

Unrealized (depreciation)					(320,606)

Total					$(165,276)

WRITTEN OPTIONS OUTSTANDING at 9/30/18 (premiums $5,725) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	$1,135,300	$1,135,300	$5,384

Total				$5,384

TBA SALE COMMITMENTS OUTSTANDING at 9/30/18 (proceeds receivable $961,992) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 3.00%, 10/1/48	$1,000,000	10/11/18	$956,797

Total			$956,797

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$4,388,400	$2,335	(E)	$(2,129)	12/19/20	3.05% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$206
		3,891,000	2,070	(E)	1,365	12/19/20	3 month USD-LIBOR-BBA — Quarterly	3.05% — Semiannually	(705)
		1,831,100	370	(E)	3,705	12/19/23	3 month USD-LIBOR-BBA — Quarterly	3.10% — Semiannually	4,075
		2,829,100	571	(E)	(5,730)	12/19/23	3.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(6,302)
		1,004,800	1,332	(E)	752	12/19/28	3 month USD-LIBOR-BBA — Quarterly	3.15% — Semiannually	2,084
		1,129,400	1,498	(E)	(871)	12/19/28	3.15% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,368)
		347,600	4,764	(E)	(1,892)	12/19/48	3 month USD-LIBOR-BBA — Quarterly	3.20% — Semiannually	2,871
		32,000	439	(E)	173	12/19/48	3.20% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(265)

	Total				$(4,627)				$(404)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/18 (Unaudited)

	Swap counterparty/notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	$1,840	$1,837	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$11
	20,401	20,344	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	113
	20,116	20,056	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(37)
	16,526	16,479	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	91
	6,865	6,878	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(78)
	2,917	2,898	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3
	38,303	38,179	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(72)
	143,159	142,677	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(290)
	23,305	23,315	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(54)
	Citibank, N.A.
	5,199	5,182	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(11)
	6,782,066	6,823,221	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(24,610)
	7,998,297	8,045,781	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	45,458
	Credit Suisse International
	135,988	135,644	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	(190)
	7,712	7,700	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	46
	29,176	29,094	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(161)
	Goldman Sachs International
	4,543	4,534	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	27
	4,543	4,534	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	27
	JPMorgan Securities LLC
	7,751	7,729	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(43)
	10,927	10,904	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(63)

	Upfront premium received		—		Unrealized appreciation		45,776

	Upfront premium (paid)		—		Unrealized (depreciation)		(25,609)

		Total	$—			Total	$20,167

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	1,967	$221,999	2.76%
Alphabet, Inc. Class A	Communication Services	167	201,045	2.50%
Apple, Inc.	Information Technology	866	195,481	2.43%
Intuit, Inc.	Information Technology	769	174,905	2.17%
Humana, Inc.	Health Care	462	156,337	1.94%
TJX Cos., Inc. (The)	Consumer Discretionary	1,344	150,527	1.87%
American Express Co.	Financials	1,412	150,412	1.87%
McDonald's Corp.	Consumer Discretionary	899	150,402	1.87%
Danaher Corp.	Health Care	1,345	146,154	1.82%
Pfizer, Inc.	Health Care	3,202	141,107	1.75%
Raytheon Co.	Industrials	681	140,834	1.75%
Texas Instruments, Inc.	Information Technology	1,297	139,132	1.73%
Occidental Petroleum Corp.	Energy	1,682	138,215	1.72%
Lowe's Cos., Inc.	Consumer Discretionary	1,197	137,431	1.71%
Northrop Grumman Corp.	Industrials	418	132,599	1.65%
Exxon Mobil Corp.	Energy	1,528	129,940	1.62%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,653	127,539	1.59%
Constellation Brands, Inc. Class A	Consumer Staples	585	126,040	1.57%
Honeywell International, Inc.	Industrials	739	122,924	1.53%
PNC Financial Services Group, Inc. (The)	Financials	896	122,081	1.52%
American Electric Power Co., Inc.	Utilities	1,631	115,618	1.44%
eBay, Inc.	Consumer Discretionary	3,341	110,319	1.37%
Norfolk Southern Corp.	Industrials	599	108,082	1.34%
Johnson & Johnson	Health Care	760	104,949	1.30%
Microsoft Corp.	Information Technology	913	104,420	1.30%
Baxter International, Inc.	Health Care	1,337	103,035	1.28%
Kimberly-Clark Corp.	Consumer Staples	905	102,816	1.28%
F5 Networks, Inc.	Information Technology	487	97,177	1.21%
NetApp, Inc.	Information Technology	1,093	93,894	1.17%
Walt Disney Co. (The)	Communication Services	800	93,522	1.16%
Marathon Petroleum Corp.	Energy	1,150	91,968	1.14%
Allstate Corp. (The)	Financials	911	89,928	1.12%
HP, Inc.	Information Technology	3,458	89,105	1.11%
Duke Energy Corp.	Utilities	1,102	88,216	1.10%
Fidelity National Information Services, Inc.	Information Technology	783	85,388	1.06%
Verizon Communications, Inc.	Communication Services	1,521	81,207	1.01%
Sysco Corp.	Consumer Staples	1,106	80,983	1.01%
Ross Stores, Inc.	Consumer Discretionary	782	77,472	0.96%
General Dynamics Corp.	Industrials	369	75,589	0.94%
Facebook, Inc. Class A	Communication Services	441	72,567	0.90%
Harris Corp.	Industrials	420	71,129	0.88%
Merck & Co., Inc.	Health Care	968	68,703	0.85%
Kinder Morgan, Inc.	Energy	3,740	66,313	0.82%
Valero Energy Corp.	Energy	574	65,347	0.81%
Red Hat, Inc.	Information Technology	479	65,219	0.81%
Waste Management, Inc.	Industrials	721	65,141	0.81%
Fiserv, Inc.	Information Technology	788	64,887	0.81%
UnitedHealth Group, Inc.	Health Care	241	63,984	0.80%
Worldpay, Inc. Class A	Information Technology	622	62,988	0.78%
Zoetis, Inc.	Health Care	673	61,619	0.77%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$273	$4,000	$472	5/11/63	300 bp — Monthly	$(196)
	CMBX NA BBB-.6 Index	BBB-/P	482	8,000	943	5/11/63	300 bp — Monthly	(457)
	CMBX NA BBB-.6 Index	BBB-/P	926	15,000	1,769	5/11/63	300 bp — Monthly	(835)
	CMBX NA BBB-.6 Index	BBB-/P	912	16,000	1,886	5/11/63	300 bp — Monthly	(966)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	20	2,000	25	5/11/63	200 bp — Monthly	(4)
	CMBX NA BB.6 Index	BB/P	2,215	9,000	1,879	5/11/63	500 bp — Monthly	343
	CMBX NA BB.7 Index	BB/P	514	4,000	506	1/17/47	500 bp — Monthly	12
	Credit Suisse International
	CMBX NA A.6 Index	A/P	1,015	20,000	246	5/11/63	200 bp — Monthly	776
	CMBX NA A.7 Index	A-/P	291	7,000	9	1/17/47	200 bp — Monthly	303
	CMBX NA A.7 Index	A-/P	37	1,000	1	1/17/47	200 bp — Monthly	38
	CMBX NA BBB-.6 Index	BBB-/P	435	4,000	472	5/11/63	300 bp — Monthly	(35)
	CMBX NA BBB-.6 Index	BBB-/P	19,994	187,000	22,047	5/11/63	300 bp — Monthly	(1,960)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	1,184	1/17/47	300 bp — Monthly	205
	CMBX NA BBB-.7 Index	BBB-/P	2,371	30,000	1,692	1/17/47	300 bp — Monthly	694
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	61	2,000	25	5/11/63	200 bp — Monthly	37
	CMBX NA A.6 Index	A/P	263	4,000	49	5/11/63	200 bp — Monthly	215
	CMBX NA A.6 Index	A/P	354	7,000	86	5/11/63	200 bp — Monthly	271
	CMBX NA A.6 Index	A/P	456	9,000	111	5/11/63	200 bp — Monthly	348
	CMBX NA A.6 Index	A/P	468	9,000	111	5/11/63	200 bp — Monthly	361
	CMBX NA A.6 Index	A/P	433	14,000	172	5/11/63	200 bp — Monthly	265
	CMBX NA A.6 Index	A/P	1,018	20,000	246	5/11/63	200 bp — Monthly	778
	CMBX NA A.6 Index	A/P	753	24,000	295	5/11/63	200 bp — Monthly	466
	CMBX NA A.6 Index	A/P	1,868	31,000	381	5/11/63	200 bp — Monthly	1,497
	CMBX NA A.6 Index	A/P	3,382	55,000	677	5/11/63	200 bp — Monthly	2,724
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	118	5/11/63	300 bp — Monthly	(38)
	CMBX NA BBB-.6 Index	BBB-/P	325	3,000	354	5/11/63	300 bp — Monthly	(27)
	CMBX NA BBB-.6 Index	BBB-/P	204	3,000	354	5/11/63	300 bp — Monthly	(148)
	CMBX NA BBB-.6 Index	BBB-/P	248	5,000	590	5/11/63	300 bp — Monthly	(339)
	CMBX NA BBB-.6 Index	BBB-/P	261	5,000	590	5/11/63	300 bp — Monthly	(326)
	CMBX NA BBB-.6 Index	BBB-/P	244	5,000	590	5/11/63	300 bp — Monthly	(343)
	CMBX NA BBB-.6 Index	BBB-/P	604	7,000	825	5/11/63	300 bp — Monthly	(217)
	CMBX NA BBB-.6 Index	BBB-/P	772	7,000	825	5/11/63	300 bp — Monthly	(50)
	CMBX NA BBB-.6 Index	BBB-/P	919	19,000	2,240	5/11/63	300 bp — Monthly	(1,311)
	CMBX NA BBB-.6 Index	BBB-/P	2,679	22,000	2,594	5/11/63	300 bp — Monthly	96
	CMBX NA BBB-.6 Index	BBB-/P	4,033	43,000	5,070	5/11/63	300 bp — Monthly	(1,015)
	CMBX NA BBB-.6 Index	BBB-/P	3,608	48,000	5,659	5/11/63	300 bp — Monthly	(2,027)
	CMBX NA BBB-.7 Index	BBB-/P	887	12,000	677	1/17/47	300 bp — Monthly	216
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	636	3,000	626	5/11/63	500 bp — Monthly	12
	CMBX NA BB.6 Index	BB/P	635	3,000	626	5/11/63	500 bp — Monthly	11
	CMBX NA A.6 Index	A/P	51	1,000	12	5/11/63	200 bp — Monthly	39
	CMBX NA A.6 Index	A/P	186	3,000	37	5/11/63	200 bp — Monthly	150
	CMBX NA A.6 Index	A/P	86	5,000	62	5/11/63	200 bp — Monthly	26
	CMBX NA A.6 Index	A/P	319	7,000	86	5/11/63	200 bp — Monthly	235
	CMBX NA A.6 Index	A/P	406	8,000	98	5/11/63	200 bp — Monthly	310
	CMBX NA A.6 Index	A/P	786	24,000	295	5/11/63	200 bp — Monthly	499
	CMBX NA A.6 Index	A/P	726	24,000	295	5/11/63	200 bp — Monthly	439
	CMBX NA A.6 Index	A/P	1,707	29,000	357	5/11/63	200 bp — Monthly	1,359
	CMBX NA A.6 Index	A/P	929	33,000	406	5/11/63	200 bp — Monthly	534
	CMBX NA A.6 Index	A/P	1,501	33,000	406	5/11/63	200 bp — Monthly	1,107
	CMBX NA A.6 Index	A/P	2,902	60,000	738	5/11/63	200 bp — Monthly	2,184
	CMBX NA A.6 Index	A/P	7,051	117,000	1,439	5/11/63	200 bp — Monthly	5,651
	CMBX NA BBB-.6 Index	BBB-/P	311	2,000	236	5/11/63	300 bp — Monthly	76
	CMBX NA BBB-.6 Index	BBB-/P	339	3,000	354	5/11/63	300 bp — Monthly	(13)
	CMBX NA BBB-.6 Index	BBB-/P	336	3,000	354	5/11/63	300 bp — Monthly	(16)
	CMBX NA BBB-.6 Index	BBB-/P	423	3,000	354	5/11/63	300 bp — Monthly	71
	CMBX NA BBB-.6 Index	BBB-/P	567	5,000	590	5/11/63	300 bp — Monthly	(20)
	CMBX NA BBB-.6 Index	BBB-/P	550	5,000	590	5/11/63	300 bp — Monthly	(37)
	CMBX NA BBB-.6 Index	BBB-/P	664	7,000	825	5/11/63	300 bp — Monthly	(158)
	CMBX NA BBB-.6 Index	BBB-/P	2,111	12,000	1,415	5/11/63	300 bp — Monthly	702
	CMBX NA BBB-.6 Index	BBB-/P	12,095	101,000	11,908	5/11/63	300 bp — Monthly	238
	CMBX NA BBB-.7 Index	BBB-/P	1,692	14,000	790	1/17/47	300 bp — Monthly	910
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	448	4,000	472	5/11/63	300 bp — Monthly	(21)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	968	7,000	825	5/11/63	300 bp — Monthly	146
	CMBX NA BB.6 Index	BB/P	737	3,000	626	5/11/63	500 bp — Monthly	113
	CMBX NA BB.6 Index	BB/P	1,478	6,000	1,253	5/11/63	500 bp — Monthly	231
	CMBX NA BBB-.6 Index	BBB-/P	1,214	10,000	1,179	5/11/63	300 bp — Monthly	36

	Upfront premium received		96,637			Unrealized appreciation		24,724

	Upfront premium (paid)		—			Unrealized (depreciation)		(10,559)

	Total		$96,637				Total	$14,165

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(605)	$3,000	$379	1/17/47	(500 bp) — Monthly	$(229)
	CMBX NA BB.7 Index	(471)	3,000	379	1/17/47	(500 bp) — Monthly	(94)
	CMBX NA BB.7 Index	(490)	3,000	379	1/17/47	(500 bp) — Monthly	(113)
	CMBX NA BB.9 Index	(619)	4,000	554	9/17/58	(500 bp) — Monthly	(69)
	CMBX NA BB.9 Index	(616)	4,000	554	9/17/58	(500 bp) — Monthly	(66)
	CMBX NA BB.9 Index	(616)	4,000	554	9/17/58	(500 bp) — Monthly	(66)
	CMBX NA BB.9 Index	(313)	2,000	277	9/17/58	(500 bp) — Monthly	(38)
	Credit Suisse International
	CMBX NA BB.7 Index	(883)	50,000	10,440	5/11/63	(500 bp) — Monthly	9,516
	CMBX NA BB.7 Index	(2,796)	17,000	2,149	1/17/47	(500 bp) — Monthly	(662)
	CMBX NA BB.7 Index	(1,291)	7,000	885	1/17/47	(500 bp) — Monthly	(412)
	CMBX NA BB.9 Index	(1,117)	7,000	969	9/17/58	(500 bp) — Monthly	(154)
	CMBX NA BB.9 Index	(308)	2,000	277	9/17/58	(500 bp) — Monthly	(33)
	CMBX NA BB.9 Index	(156)	1,000	138	9/17/58	(500 bp) — Monthly	(19)
	Goldman Sachs International
	CMBX NA BB.6 Index	(1,739)	17,000	3,550	5/11/63	(500 bp) — Monthly	1,796
	CMBX NA BB.7 Index	(303)	2,000	253	1/17/47	(500 bp) — Monthly	(52)
	CMBX NA BB.7 Index	(2,234)	11,000	1,390	1/17/47	(500 bp) — Monthly	(852)
	CMBX NA BB.7 Index	(983)	6,000	758	1/17/47	(500 bp) — Monthly	(230)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(480)	3,000	379	1/17/47	(500 bp) — Monthly	(103)
	CMBX NA BB.7 Index	(479)	3,000	379	1/17/47	(500 bp) — Monthly	(102)
	CMBX NA BB.7 Index	(388)	2,000	253	1/17/47	(500 bp) — Monthly	(137)
	CMBX NA A.7 Index	(169)	8,000	10	1/17/47	(200 bp) — Monthly	(182)
	CMBX NA BB.6 Index	(141)	1,000	209	5/11/63	(500 bp) — Monthly	67
	CMBX NA BB.7 Index	(1,027)	6,000	758	1/17/47	(500 bp) — Monthly	(274)
	CMBX NA BB.7 Index	(720)	4,000	506	1/17/47	(500 bp) — Monthly	(218)
	CMBX NA BB.7 Index	(626)	4,000	506	1/17/47	(500 bp) — Monthly	(124)
	CMBX NA BB.7 Index	(584)	3,000	379	1/17/47	(500 bp) — Monthly	(207)
	CMBX NA BB.7 Index	(487)	3,000	379	1/17/47	(500 bp) — Monthly	(111)
	CMBX NA BB.7 Index	(471)	3,000	379	1/17/47	(500 bp) — Monthly	(94)
	CMBX NA BB.7 Index	(397)	2,000	253	1/17/47	(500 bp) — Monthly	(146)
	CMBX NA BB.7 Index	(197)	1,000	126	1/17/47	(500 bp) — Monthly	(71)
	CMBX NA BBB-.7 Index	(1,207)	18,000	1,015	1/17/47	(300 bp) — Monthly	(201)
	CMBX NA BBB-.7 Index	(411)	7,000	395	1/17/47	(300 bp) — Monthly	(20)
	CMBX NA BBB-.7 Index	(294)	4,000	226	1/17/47	(300 bp) — Monthly	(71)
	CMBX NA BBB-.7 Index	(294)	4,000	226	1/17/47	(300 bp) — Monthly	(71)
	CMBX NA BBB-.7 Index	(181)	2,000	113	1/17/47	(300 bp) — Monthly	(69)
	Merrill Lynch International
	CMBX NA BB.7 Index	(2,776)	16,000	2,022	1/17/47	(500 bp) — Monthly	(767)
	CMBX NA BB.9 Index	(626)	4,000	554	9/17/58	(500 bp) — Monthly	(75)
	CMBX NA BBB-.7 Index	(328)	4,000	226	1/17/47	(300 bp) — Monthly	(104)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(408)	4,000	226	1/17/47	(300 bp) — Monthly	(184)
	CMBX NA BB.7 Index	(1,207)	6,000	758	1/17/47	(500 bp) — Monthly	(453)
	CMBX NA BB.7 Index	(964)	5,000	632	1/17/47	(500 bp) — Monthly	(336)
	CMBX NA BB.7 Index	(1,009)	5,000	632	1/17/47	(500 bp) — Monthly	(381)

	Upfront premium received	—			Unrealized appreciation		11,379

	Upfront premium (paid)	(31,411)			Unrealized (depreciation)		(7,590)

	Total	$(31,411)				Total	$3,789

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 31 Index	B+/P	$(42,108)	$586,000	$42,857	12/20/23	500 bp — Quarterly	$994
	NA IG Series 31 Index	BBB+/P	(64,367)	3,660,000	70,733	12/20/23	100 bp — Quarterly	6,873

	Total		$(106,475)					$7,867

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/18 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 31 Index	$205,934	$2,868,000	$209,751	12/20/23	(500 bp) — Quarterly	$(5,012)

	Total	$205,934					$(5,012)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
CNH	Chinese Yuan (Offshore)
USD/$	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $141,920,638.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,312,325	$6,078,689	$7,269,964	$8,528	$121,050
	Putnam Short Term Investment Fund**	21,843,002	26,918,199	29,044,297	302,751	19,716,904

	Total Short-term investments	$23,155,327	$32,996,888	$36,314,261	$311,279	$19,837,954
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $121,050, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $118,674.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $361,536.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $95,883.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $3,115,090 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $62,799 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,979,608	$—	$—
Capital goods	6,329,575	—	—
Communication services	2,036,555	—	—
Conglomerates	448,510	—	—
Consumer cyclicals	12,001,001	—	—
Consumer staples	6,296,212	—	—
Energy	4,337,457	—	2,760
Financials	14,817,075	—	—
Health care	10,950,469	—	—
Technology	18,147,502	—	—
Transportation	1,506,274	—	—
Utilities and power	2,839,963	1,327	—
Total common stocks	82,690,201	1,327	2,760
Asset-backed securities	—	634,982	—
Commodity linked notes	—	938,921	—
Convertible bonds and notes	—	9,538	—
Convertible preferred stocks	—	17,282	—
Corporate bonds and notes	—	21,542,705	3
Foreign government and agency bonds and notes	—	486,021	—
Mortgage-backed securities	—	2,254,162	—
Preferred stocks	17,884	—	—
Purchased options outstanding	—	11,996	—
Senior loans	—	226,341	—
U.S. government and agency mortgage obligations	—	14,543,125	—
Warrants	24	—	—
Short-term investments	19,716,904	896,503	—

Totals by level	$102,425,013	$41,562,903	$2,763

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$6,206	$—
Futures contracts	(165,276)	—	—
Written options outstanding	—	(5,384)	—
TBA sale commitments	—	(956,797)	—
Interest rate swap contracts	—	4,223	—
Total return swap contracts	—	20,167	—
Credit default contracts	—	(143,876)	—

Totals by level	$(165,276)	$(1,075,461)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$149,568	$293,444
Foreign exchange contracts	144,282	131,464
Equity contracts	187,864	144,627
Interest rate contracts	22,066	206,165

Total	$503,780	$775,700

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$1,400,000
Written currency option contracts (contract amount)		$820,000
Futures contracts (number of contracts)		300
Forward currency contracts (contract amount)		$36,300,000
Centrally cleared interest rate swap contracts (notional)		$14,700,000
OTC total return swap contracts (notional)		$14,800,000
OTC credit default contracts (notional)		$1,600,000
Centrally cleared credit default contracts (notional)		$6,700,000
Warrants (number of warrants)		200

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018